Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenue
Mobile	$ 26,644	$ 35,251	$ 43,389	$ 85,192
Software	66,818	34,723	100,852	291,404
Software maintenance and consulting	306,278	332,171	552,743	596,865
Total revenue	399,740	402,145	696,984	973,461
Operating expenses
Cost of revenue	32,939	43,361	60,783	80,334
Selling, general and administrative	355,080	310,122	611,189	620,302
Research and development	135,457	157,788	277,400	335,097
Total operating expenses	523,476	511,271	949,372	1,035,733
Income (loss) from operations	(123,736)	(109,126)	(252,388)	(62,272)
Other income:
Gain on disposition of assets
Gain on settlement
Other Expense	(503)	(510)	(503)	(510)
Interest income , net	23,495	34,827	49,924	61,313
Total other income	22,992	34,317	49,421	59,803
Income (loss) before income taxes	(100,744)	(74,809)	(202,967)	(2,469)
Income tax benefit	$ 14,890	$ 30,343	$ 52,963	$ 78,794
Net income	$ (88,854)	$ (44,466)	$ (150,004)	$ 76,325
Basic and diluted income per share	$ (0.001)	$ 0.000	$ (0.001)	$ 0.001
Weighted average number of shares outstanding	134,541,796	125,460,867	130,200,593	125,460,867